Fair Value of Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets Measured on Recurring Basis
The following table sets forth the Company’s financial instruments that were measured at fair value on a recurring basis by level within the fair value hierarchy at June 30, 2026:

	(In thousands)
	Fair Value Measurement at June 30, 2026
Assets:	Total	Level 1	Level 2	Level 3
Money market funds1	$100,394	$100,394	$—	$—
Treasury funds1	35,662	35,662	—	—
USDC2	12,024	12,024	—	—
HYPE digital assets	1,904,052	1,904,052	—	—

Total assets measured at fair value	$2,052,132	$2,052,132	$—	$—

1 - Included in cash and cash equivalents on the consolidated balance sheets. 2 - Included in prepaids and other current assets on the consolidated balance sheets.